Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events after the reporting period
Events after the reporting period

29.      Events after the reporting period

29.1.   New agreement with Banco ABC Brasil S.A.

On April 12, 2024, Zenvia Brazil entered into an agreement with Banco ABC Brasil S.A. for a Commercial Notes, in the aggregate amount of R$15,000, establishing an amortization schedule comprised of 18 installments, six months of grace period and 12 installments of principal.

29.2.   New agreement with Banco Santander Brasil S.A.

On April 18, 2024, Zenvia Brazil entered into an agreement with Banco Santander S.A. for a CCB (Cédula de Crédito Bancário) in the aggregate amount of R$25,000, establishing an amortization schedule comprised of 12 installments, three months of grace period and 9 installments of principal.

29.3.   New agreement with Banco Itaú S.A.

On January 4, 2024, Zenvia Brazil entered into an agreement with Banco Itau S.A. for a CCB (Cédula de Crédito Bancário), in the aggregate amount of R$12,000, establishing an amortization schedule comprised of 36 installments, six months of grace period and 30 installments of principal.

29.4.    New agreement with Banco Bradesco S.A.

On January 3, 2024, Zenvia Brazil signed an amendment with Banco Bradesco S.A. for a CCB (Cédula de Crédito Bancário) in the original aggregate amount of R$30,000, current balance R$11,073, establishing a new amortization schedule comprised of 36 installments, six months of grace period and 30 amortization period of principal.

29.5.    New agreement with Movidesk former shareholders of Earnout payment

On February 6, 2024, Zenvia Brazil renegotiated the earnout with Movidesk, with a total balance of R$206,699 as of December 31, 2023. Payment terms have been extended to a total of 60 months, with final due date in December 2028, with Zenvia option to convert approximately R$100,000 of total debt into equity, subject to certain conversion deadlines agreed between the parties.

29.6.    New agreement with D1 former shareholders of Earnout payment

On February 6, 2024, Zenvia Brazil renegotiated the D1 earnout, in the total outstanding amount of R$21,521. Payment terms were extended to a total of 36 months, with a six-month grace period and 30 monthly payments, with final maturity in December 2026.

29.7.    Capital increase

On February 6, 2024, Zenvia issued 8,860,535 Class A common shares acquired by Cassio Bobsin, Zenvia’s founder & CEO via Bobsin Corp, for the price of US$1.14 per Class A common share (which corresponds to the Nasdaq closing price as of January 30, 2024), representing a total investment of approximately R$50,000 in the Company. Pursuant to the terms of the investment agreement in connection with such transaction, for a period of three years from the closing date of the investment, Bobsin Corp. will be entitled to receive additional cash or equity returns on its investment upon the occurrence of certain future liquidity or corporate transaction events (such as the occurrence of an equity follow-on or a transaction resulting in a change of the Company control). The calculation of such investment returns will be linked to the appreciation of Zenvia share price over this period of time, and can lead to a maximum dilution of around 11% in our shareholder base at the time of the liquidity or corporate event, if there is any.

29.8.    New long-Term Incentive Program

On March 6, 2024, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 6”) that will grant Class A common shares (or cash-based payments equivalent to Class A common shares) to certain executives and employees of the Company and its subsidiaries subject to, among other conditions, a vesting period of thirty six months counted as of January 1, 2024 and, in the case of some senior officers and employees, the achievement of certain gross profit performance goals to be established by the Company. ILP 6 designates a maximum of 2,300,000 Class A common shares to be issued to the beneficiaries of the plan after the vesting period and the achievement of the gross profit goals, as applicable.